VOYAGE REVENUES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disaggregation of Revenue [Abstract]
Total Voyage Revenues	$ 254,733	$ 154,444
Future Minimum Revenues [Abstract]
Capitalized cost	$ 400		$ 1,000
Maximum [Member]
Future Minimum Revenues [Abstract]
Term of voyage contracts	1 year
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Total Voyage Revenues	$ 206,242	138,869
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Total Voyage Revenues	48,491	$ 15,575
Future Minimum Revenues [Abstract]
2020	30,301
2021	7,317
2022	0
Future minimum revenues	$ 37,618